Income taxes (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of income tax [Abstract]
Disclosure of income tax [Table Text Block]
Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2024		2023		2022
Current taxes
Domestic	Rs.	13,874	Rs.	8,768	Rs.	4,180
Foreign		5,584		4,090		2,231
	Rs.	19,458	Rs.	12,858	Rs.	6,411
Deferred taxes
Domestic	Rs.	968	Rs.	3,891	Rs.	2,165
Foreign		(4,240)		(1,449)		154
	Rs.	(3,272)	Rs.	2,442	Rs.	2,319
Tax expense, net	Rs.	16,186	Rs.	15,300	Rs.	8,730

Current And Deferred Tax Relating To Items Charged Or Credited Directly To Other Comprehensive Income Loss Current and deferred tax relating to items charged or credited directly to equity [Table Text Block]
b.
Income tax expense/(benefit) recognized directly in
other comprehensive (loss)/ income

Income tax expense/(benefit) recognized directly in
other comprehensive (loss)/income
 consists of the following:

	For the Year Ended March 31,
	2024		2023		2022
Tax effect on changes in fair value of other investments	Rs.	-	Rs.	-	Rs.	(293)
Tax effect on effective portion of change in fair value of cash flow hedges		(117)		(354)		288
Tax effect on foreign currency translation differences		-		48		-
Tax effect on actuarial gains/losses on defined benefit obligations		(4)		69		(12)
	Rs.	(121)	Rs.	(237)	Rs.	(17)

Reconciliation Between Enacted and Effective Tax Rates [Table Text Block]
c.
Reconciliation of effective tax rate

The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2024, 2023 and 2022:

	For the Year Ended March 31,
	2024		2023		2022
Profit before income taxes	Rs.	71,870	Rs.	60,367	Rs.	32,298
Enacted tax rate in India		25.17%		34.94%		34.94%
Computed expected tax expense	Rs.	18,090	Rs.	21,092	Rs.	11,285
Effect of:
Differences between Indian and foreign tax rates	Rs.	(749)	Rs.	(3,807)	Rs.	(427)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		(817)		(757)		97
Expenses not deductible for tax purposes		612		201		208
Income exempt from income taxes		(39)		(769)		(1,619)
Foreign exchange differences		(89)		(204)		(55)
Tax expense on distributed/undistributed earnings of subsidiary outside India		-		-		(220)
Income from sale of capital assets		(48)		(602)		(305)
Others		(774)		146		(234)
Income tax expense/(benefit)	Rs.	16,186	Rs.	15,300	Rs.	8,730
Effective tax rate		23%		25%		27%

Disclosure of Unrecognised Deferred Tax Assets and Liabilities [Table Text Block]
The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2024		2023
Deductible temporary differences, net	Rs.	225	Rs.	293
Operating tax loss carry-forward		3,393		4,074
	Rs.	3,618	Rs.	4,367

Disclosure of Tax Effects of Significant Temporary Differences That Resulted In Deferred Tax [Table Text Block]
The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,				As of March 31,
	2024				2023
Deferred tax assets/(liabilities):	Asset		Liability		Asset		Liability
Inventories	Rs.	4,394	Rs.	(22)	Rs.	3,390	Rs.	(27)
Trade and other receivables		5,815		-		2,818		(10)
Operating/other tax loss carry-forward		2,398		-		2,086		-
Other current assets and other current liabilities, net		747		(102)		971		(36)
Lease liabilities		854		-		539		-
Property, plant and equipment		690		(4,311)		950		(4,201)
Right of use asset		-		(750)		-		(427)
Other intangible assets		195		(93)		249		(111)
Others		833		(783)		571		(399)
Tax assets/(liabilities)		15,926		(6,061)		11,574		(5,211)
Set-off of taxes		(5,152)		5,152		(4,378)		4,378
Net tax assets/(liabilities)	Rs.	10,774	Rs.	(909)	Rs.	7,196	Rs.	(833)

Disclosure Of Movement in deferred tax assets and liabilities [Table Text Block]

	As of March 31, 2023		Recognized in income statement		Recognized in OCI		As of March 31, 2024
Deferred tax assets/(liabilities):
Inventories	Rs.	3,363	Rs.	1,009	Rs.	-	Rs.	4,372
Trade and other receivables		2,808		3,007		-		5,815
Operating/other tax loss carry-forward		2,086		312		-		2,398
Other current assets and other current liabilities, net		935		(290)		-		645
Lease l iabilities		539		315		-		854
R ight of use a sset		(427)		(323)		-		(750)
Property, plant and equipment		(3,251)		(370)		-		(3,621)
Other intangible assets		138		(36)		-		102
Others		172		(243)		121		50
Net deferred tax assets	Rs.	6,363	Rs.	3,381	Rs.	121	Rs.	9,865

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2022		Recognized in income statement		Recognized in OCI		As of March 31, 2023
Deferred tax assets/(liabilities):
Inventories	Rs.	3,197	Rs.	166	Rs.	-	Rs.	3,363
Minimum Alternate Tax		3,929		(3,929)		-		-
Trade and other receivables		710		2,098		-		2,808
Operating/other tax loss carry-forward		2,053		33		-		2,086
Other current assets and other current liabilities, net		1,546		(611)		-		935
Lease l iabilities		667		(128)		-		539
R ight of u se a sset		(554)		127		-		(427)
Property, plant and equipment		(3,413)		162		-		(3,251)
Other intangible assets		34		104		-		138
Others		(25)		(40)		237		172
Net deferred tax assets	Rs.	8,144	Rs.	(2,018)	Rs.	237	Rs.	6,363